[Sentry Logo]
                                                                   VOLUME 1 OF 2

                           Sentry Variable Account II

                                   THE PATRIOT

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



                                    [LOGO]

                               SEMI-ANNUAL REPORT

                                                                   JUNE 30, 1998


                          SENTRY LIFE INSURANCE COMPANY

Dear Contract Owner:                                             August 14, 1998

We are pleased to present you with the following comments of Neuberger & Berman Management Incorporated, the investment advisers for the Adviser Management Trust Portfolios:

Jennifer Silver and Brooke Cobb took over management of Neuberger & Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in July 1997.

Neuberger & Berman AMT Growth Portfolio and the equity portion of the AMT Balanced Portfolio out performed their benchmark, the Russell Mid-Cap Growth Index, during the second quarter, even though large-caps outperformed mid-caps overall. Portfolio Co-Managers Jennifer Silver and Brooke Cobb believe over the long term, medium-sized companies have better long-term growth potential. Jennifer and Brooke believe the portfolio's strong performance relative to its benchmark was the result of maintaining a highly diversified portfolio by industry group and stock selection. Technology holdings contributed greatly to the portfolio's overall performance. Jennifer and Brooke believe the portfolio's success in technology was largely the result of focusing on productivity enhancing tech companies serving niche markets and avoiding commodity-oriented tech stocks whose earnings might be vulnerable to Asian economic weakness. Jennifer and Brooke are optimistic on the mid-cap asset class and will continue to invest in fast growing companies trading at reasonable multiples relative to annual earnings growth rates. They believe the Portfolio is well positioned for the potential to reward shareholders over the long-term.


Neuberger & Berman AMT Limited Maturity Bond Portfolio and the fixed income portion of the AMT Balanced Portfolio co-managers Ted Giuliano and Tom Wolfe believe favorable fundamentals such as low inflation and historically high real rates of return have helped spawn this year's bond rally. Ted and Tom believe they were able to enhance returns in the corporate sector through selectively buying "split-rated" bonds (securities rated investment grade by one, but not all the major rating services) and "crossover" bonds (securities with the potential to move from a below investment grade or a split-grade rating to a full investment grade rating). The co-managers emphasize that they have been steadfast in their faith in fixed income, praising the virtues of income and relative safety of principal. They will continue to invest in securities and sectors they believe can add the best value. Ted and Tom have a positive outlook on the fixed income market and will continue their same value investment selection process.

THE INVESTMENTS FOR THE PORTFOLIOS ARE MANAGED BY THE SAME PORTFOLIO MANAGER(S) WHO MANAGE ONE OR MORE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, INVESTMENT OBJECTIVES AND INVESTMENT STYLES AS THE PORTFOLIO. YOU SHOULD BE AWARE THAT THE PORTFOLIOS ARE LIKELY TO DIFFER FROM THE OTHER MUTUAL FUNDS IN SIZE, CASH FLOW PATTERN AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND PERFORMANCE OF THE PORTFOLIOS CAN BE EXPECTED TO VARY FROM THOSE OF THE OTHER MUTUAL FUNDS.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

/s/ Dale R. Schuh

Dale R. Schuh, President
Sentry Life Insurance Company


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.

                          SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1998 (Unaudited)



ASSETS:

Investments at market value:
   Neuberger & Berman Advisers Management Trust:

     Liquid Asset Portfolio, 2,403,203
       shares (cost $2,403,203)                                                                $  2,403,203

     Growth Portfolio, 1,683,869
       shares (cost $40,105,123)                                                                 44,319,443

     Limited Maturity Bond Portfolio, 460,983
       shares (cost $6,413,100)                                                                   6,255,536

     Balanced Portfolio, 691,698
       shares (cost $10,755,165)                                                                 11,143,250
                                                                                               ------------
       Total investments                                                                         64,121,432

Dividends receivable                                                                                  8,841
                                                                                               ------------
       Total assets                                                                              64,130,273

LIABILITIES:

Accrued expenses                                                                                     10,543
                                                                                               ------------
NET ASSETS                                                                                     $ 64,119,730
                                                                                               ============


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the six months ended June 30, 1998 and 1997 (Unaudited)



                                                   SUB-ACCOUNTS INVESTING IN:
                                                 ----------------------------
                                                         LIQUID ASSET                              GROWTH
                                                           PORTFOLIO                              PORTFOLIO
                                                 ----------------------------           ---------------------------
                                                     1998             1997                 1998             1997
                                                 ---------         ----------           ----------       ----------
Income:
   Dividends                                        48,723            53,848                    --               --

Expenses:
   Mortality and expense risk                       12,668            14,300               246,403          212,422
                                                 ---------         ---------            ----------       ----------
Net investment income (loss)                        36,055            39,548              (246,403)        (212,422)
                                                 ---------         ---------            ----------       ----------
Realized net investment gain                            --                --               611,285          578,573

Unrealized appreciation (depreciation), net             --                --            (5,039,018)       2,156,783

Capital gain distributions received                     --                --            10,487,400        2,948,192
                                                 ---------         ---------            ----------       ----------
Realized and unrealized gain (loss)
   on investments and capital
   gains distributions, net                             --                --             6,059,667        5,683,548
                                                 ---------         ---------            ----------       ----------
Net increase in net assets
   from operations                                  36,055            39,548             5,813,264        5,471,126
                                                 ---------         ---------            ----------       ----------
Purchase payments                                   92,701            67,413             1,596,567          615,216

Transfers between subaccounts, net                 614,606            19,938             (464,200)          150,023

Withdrawals                                       (331,154)         (302,458)           (2,040,507)      (2,229,561)

Contract maintenance fees                           (1,647)           (2,212)              (26,453)         (27,842)

Surrender charges                                   (5,292)           (2,233)               (7,330)         (13,150)
                                                 ---------         ---------            ----------       ----------
Net increase (decrease) in net assets
   derived from principal transactions             369,214          (219,552)             (941,923)      (1,505,314)
                                                 ---------         ---------            ----------       ----------
Total increase (decrease) in net assets            405,269         (180,004)             4,871,341        3,965,812

Net assets at beginning of year                  2,006,216         2,439,448            39,441,707       33,602,559
                                                 ---------         ---------            ----------       ----------
Net assets at end of year                        2,411,485         2,259,444            44,313,048       37,568,371
                                                 =========         =========            ==========       ==========


    The accompanying notes are an integral part of these financial statements


        LIMITED MATURITY                                BALANCED
         BOND PORTFOLIO                                 PORTFOLIO                                  TOTAL
  ----------------------------              -----------------------------             -----------------------------
     1998              1997                    1998               1997                   1998                1997
  ---------          ---------              ----------          ---------             ----------         ----------
    397,135            414,044                 230,506            164,098                676,364            631,990


     37,747             41,343                  61,330             54,333                358,148            322,398
  ---------          ---------              ----------          ---------             ----------         ----------
    359,388            372,701                 169,176            109,765                318,216            309,592
  ---------          ---------              ----------          ---------             ----------         ----------
    (17,072)             2,563                  93,446            108,987                687,659            690,123

   (223,712)          (215,078)               (898,558)           287,689             (6,161,288)         2,229,394

          -                  -               1,619,027            421,183             12,106,427          3,369,375
  ---------          ---------              ----------          ---------             ----------         ----------


   (240,784)          (212,515)                813,915            817,859              6,632,798          6,288,892
  ---------          ---------              ----------          ---------             ----------         ----------

    118,604            160,186                 983,091            927,624              6,951,014          6,598,484
  ---------          ---------              ----------          ---------             ----------         ----------
     45,647            124,466                 960,368            210,148              2,695,283          1,017,243

     38,569           (148,734)               (188,975)           (21,227)                     -                  -

   (222,243)          (892,857)               (450,220)          (711,721)            (3,044,124)        (4,136,597)

     (4,198)            (4,903)                 (5,862)            (6,074)               (38,160)           (41,031)

    (10,326)            (1,782)                 (1,605)            (4,695)               (24,553)           (21,860)
  ---------          ---------              ----------          ---------             ----------         ----------

   (152,551)          (923,810)                313,706           (533,569)              (411,554)        (3,182,245)
  ---------          ---------              ----------          ---------             ----------         ----------
    (33,947)          (763,624)              1,296,797            394,055              6,539,460          3,416,239

  6,288,074          7,318,730               9,844,273          8,975,265             57,580,270         52,336,002
  ---------          ---------              ----------          ---------             ----------         ----------
  6,254,127          6,555,106              11,141,070          9,369,320             64,119,730         55,752,241
  =========          =========              ==========          =========             ==========         ==========

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
June 30, 1998 and 1997

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   Valuation of Investments

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized capital gains of the Variable Account which are applied to increase net assets are not taxed.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997


3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $10,543 at June 30, 1998.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997


4. NET ASSETS

   Net assets are represented by accumulation units in the related Variable Account.

   At June 30, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                         UNITS             UNIT VALUE                 VALUE
                                                      ------------        ------------            ------------
         Neuberger & Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                        136,572          $      17.66            $  2,411,485
           Growth Portfolio                              762,292                 58.13              44,313,048
           Limited Maturity Bond Portfolio               252,754                 24.74               6,254,127
           Balanced Portfolio                            496,726                 22.43              11,141,070
                                                                                                  ------------
              Total net assets                                                                    $ 64,119,730
                                                                                                  ============

   At June 30, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:



                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE           VALUE
                                                      ------------       -------------      ------------
         Neuberger & Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                        132,463          $   17.06         $  2,259,444
           Growth Portfolio                              813,153              46.20           37,568,371
           Limited Maturity Bond Portfolio               278,166              23.57            6,555,106
           Balanced Portfolio                            490,115              19.12            9,369,320
                                                                                            ------------
              Total net assets                                                              $ 55,752,241
                                                                                            ============


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

5. PURCHASES AND SALES OF SECURITIES

   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $17,475,928 and $5,457,418, respectively, and were as follows:


                           LIQUID ASSET        GROWTH        LIMITED MATURITY        BALANCED
                            PORTFOLIO        PORTFOLIO       BOND PORTFOLIO          PORTFOLIO           TOTAL
                          -------------    ------------      ----------------      -------------     ------------
   Purchases               $ 1,042,738     $ 12,822,157      $        586,603      $   3,024,430     $ 17,475,928
   Proceeds on sales           638,527        3,518,681               379,020            921,190        5,457,418



   In 1997, purchases and proceeds on sales of the Trust's shares aggregated
   $6,492,099 and $5,993,513, respectively, and were as follows:


                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO       PORTFOLIO        BOND PORTFOLIO        PORTFOLIO           TOTAL
                          -------------   --------------     ----------------      ------------     ------------
   Purchases              $     682,387   $    4,325,400     $        543,258      $    941,054     $  6,492,099
   Proceeds on sales            861,625        3,094,522            1,094,023           943,343        5,993,513


                      [Sentry Life Insurance Company Logo]
                             1800 North Point Drive
                             Stevens Point, WI 54481

                                    Volume 1